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                                                                   HARTFORD LIFE



                                                        Lynn Higgins
                                                        Senior Legal Assistant


July 5, 2001



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life and Annuity Insurance Company
     Separate Account Seven -- Hartford Leaders Access
     File No. 333-76425

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 7 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on June 20, 2001.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins